OPERATING EXPENSES (Details) - Schedule of Auditors' Fees Payable by the Group - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Audit of the company's current year annual report [Member]
OPERATING EXPENSES (Details) - Schedule of Auditors' Fees Payable by the Group [Line Items]
Fees payable to the Company’s auditors	£ 1.5	£ 1.5	£ 1.2
Audit of the company's subsidiaries pursuant to legislation [Member]
OPERATING EXPENSES (Details) - Schedule of Auditors' Fees Payable by the Group [Line Items]
Fees payable to the Company’s auditors	18.6	14.7	14.9
Other services supplied pursuant to legislation [Member]
OPERATING EXPENSES (Details) - Schedule of Auditors' Fees Payable by the Group [Line Items]
Fees payable to the Company’s auditors	3.0	3.1	2.2
Total audit fees [Member]
OPERATING EXPENSES (Details) - Schedule of Auditors' Fees Payable by the Group [Line Items]
Fees payable to the Company’s auditors	23.1	19.3	18.3
Other services – audit related fees [Member]
OPERATING EXPENSES (Details) - Schedule of Auditors' Fees Payable by the Group [Line Items]
Fees payable to the Company’s auditors	1.2	3.1	3.2
Total audit and audit related fees [Member]
OPERATING EXPENSES (Details) - Schedule of Auditors' Fees Payable by the Group [Line Items]
Fees payable to the Company’s auditors	24.3	22.4	21.5
Taxation compliance services [Member]
OPERATING EXPENSES (Details) - Schedule of Auditors' Fees Payable by the Group [Line Items]
Fees payable to the Company’s auditors		0.2	0.2
All other taxation advisory services [Member]
OPERATING EXPENSES (Details) - Schedule of Auditors' Fees Payable by the Group [Line Items]
Fees payable to the Company’s auditors		0.1	0.1
Total services relating to taxation [Member]
OPERATING EXPENSES (Details) - Schedule of Auditors' Fees Payable by the Group [Line Items]
Fees payable to the Company’s auditors		0.3	0.3
Services relating to corporate finanace transactions [Member]
OPERATING EXPENSES (Details) - Schedule of Auditors' Fees Payable by the Group [Line Items]
Fees payable to the Company’s auditors	1.2	0.1	0.2
Other [Member]
OPERATING EXPENSES (Details) - Schedule of Auditors' Fees Payable by the Group [Line Items]
Fees payable to the Company’s auditors	2.4	1.5	2.3
Total other non-audit fees [Member]
OPERATING EXPENSES (Details) - Schedule of Auditors' Fees Payable by the Group [Line Items]
Fees payable to the Company’s auditors	3.6	1.6	2.5
Total fees payable to the Company’s auditors by the Group [Member]
OPERATING EXPENSES (Details) - Schedule of Auditors' Fees Payable by the Group [Line Items]
Fees payable to the Company’s auditors	£ 27.9	£ 24.3	£ 24.3